Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of provision for income taxes
	2012	2011	2010
Current:
Federal	$1,487,108	$1,281,207	$2,073,533
State	210,840	218,358	334,875
Deferred:
Federal	345,392	384,793	(1,206,333)
State	51,660	68,642	(287,875)
	$2,095,000	$1,953,000	$914,200

Schedule of reconciliation of the federal statutory rate to the effective income tax rate
	2012	2011	2010
Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	2%	2%	1%
Tax exempt investment income	(7)%	(8)%	(10)%
Earnings from bank owned life insurance	(2)%	(3)%	(4)%
Other	0%	0%	(1)%
Effective tax rate expense	27%	25%	20%

Schedule of components of deferred income taxes included in other assets in the statements of condition

	2012	2011
	Asset (Liability)
Allowance for loan losses	$1,063,000	$1,111,000
Deferred compensation	237,000	238,000
Investment security charges/adjustments	5,239,000	5,241,000
Pension benefits	447,000	626,000
Other	23,000	89,000
subtotal deferred tax assets	7,009,000	7,305,000
Depreciation	(754,000)	(565,000)
Mortgage related fees	(362,000)	(369,000)
Intangible amortization	(983,000)	(493,000)
Purchase accounting adjustments	(63,000)	(158,000)
Prepaid expenses	(192,000)	(79,000)
Unrealized gains on securities available for sale	(1,964,000)	(75,000)
Other	(1,000)	(98,000)
subtotal deferred tax liability	(4,319,000)	(1,837,000)
Total deferred income tax asset, net	$2,690,000	$5,468,000